July 21, 2006
VIA EDGAR
United States Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:     Registration Statement on Form S-4 of iPayment, Inc.
Ladies and Gentlemen:
     On behalf of our client, iPayment, Inc. (the “Company”), we file herewith the Company’s Registration Statement on Form S-4 (the “Registration Statement”) related to proposed exchange of the Company’s 9 3/4% senior subordinated notes.
     Please do not hesitate to contact Mark Mandel at (212) 819-8547 or Colin Diamond at (212) 819-8754 of this firm should you have any questions regarding this filing.
Sincerely,
/s/ White & Case LLP
White & Case LLP
CJD:cjd
Enclosures